Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 01, 2012
Alger Growth & Income Fund (Prospectus Summary): | Alger Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Growth & Income Fund
Supplement Text	ck0000003521_SupplementTextBlock	THE ALGER FUNDS Alger Growth & Income Fund Supplement Dated February 13, 2012 to the Prospectus Dated March 1, 2011, As Revised April 1, 2011 As supplemented to date
Investment Strategy, Heading	rr_StrategyHeading	The following is added to page 44 under the heading “Principal Investment Strategy,” as the second sentence of the second paragraph.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In considering such companies, Fred Alger Management, Inc., classifies them into three categories: Dividend Leaders - companies that generate high dividend payouts; Dividend Growers - companies that have a history of consistent dividend growth; and Kings of Cash Flow - companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow.

Alger Growth & Income Fund | Alger Growth & Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALBAX
Alger Growth & Income Fund | Alger Growth & Income Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGBX
Alger Growth & Income Fund | Alger Growth & Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALBCX